Taxes - Summary of Calculation of Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of effective income tax rate [Abstract]
Income tax	15.00%
Additional income tax	10.00%
Social contribution	20.00%	15.00%